Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 247	$ 200
Debt instruments	308	283
Deposits with insurance companies	28	35
Fair value of plan assets	583	518
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	237	200
Debt instruments	197	164
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	10	0
Debt instruments	$ 111	$ 119